UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5970

Cash Account Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 04/30

Date of reporting period: 07/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2008 (Unaudited)

Cash Account Trust-Government & Agency Securities Portfolio

	Principal Amount ($)	Value ($)

Agencies Not Backed by the Full Faith and Credit of the US Government 62.0%
Federal Farm Credit Bank, 4.25%, 10/10/2008	50,000,000	50,147,041
Federal Home Loan Bank:
2.07% *, 12/26/2008	19,000,000	18,839,403
2.09% *, 11/3/2008	70,000,000	69,617,994
2.2%, 4/1/2009	45,000,000	44,973,792
2.275% *, 9/10/2008	51,800,000	51,669,061
2.28% *, 9/12/2008	38,770,000	38,666,872
2.29% **, 3/27/2009	195,000,000	195,000,000
2.31% **, 4/3/2009	165,000,000	165,000,000
2.33% *, 8/22/2008	20,000,000	19,972,817
2.388% **, 8/21/2009	175,000,000	174,991,386

2.4%, 4/9/2009	10,000,000	10,000,000
2.433% **, 5/27/2009	110,000,000	109,993,875
2.45% *, 9/30/2008	50,000,000	49,795,833
2.52%, 4/21/2009	18,000,000	18,000,000
2.52%, 4/28/2009	60,000,000	59,956,948
2.53% *, 1/26/2009	50,000,000	49,374,528
2.538% **, 8/21/2008	120,000,000	120,004,829
2.55%, 12/26/2008	40,000,000	40,000,000
2.56% *, 11/17/2008	45,781,000	45,429,402
2.573% **, 10/2/2008	3,500,000	3,500,850
2.596% **, 2/11/2009	250,000,000	250,029,233
2.6% *, 12/30/2008	50,000,000	49,433,750
2.6%, 5/13/2009	52,000,000	52,000,000
2.615% **, 7/10/2009	75,000,000	75,000,000
2.616% **, 4/30/2009	32,000,000	32,000,000
2.621% **, 7/7/2009	50,000,000	50,036,944
2.625% **, 1/28/2009	200,000,000	199,976,763
2.664% **, 9/17/2008	350,000,000	349,978,884
2.73% *, 1/20/2009	60,000,000	59,217,400
2.75%, 2/20/2009	40,000,000	40,000,000
2.76%, 2/12/2009	25,975,000	25,975,000
2.88% *, 6/19/2009	17,500,000	17,049,200
2.9%, 3/5/2009	102,000,000	102,032,357
3.15%, 6/23/2009	37,000,000	37,000,000
Federal Home Loan Mortgage Corp.:
2.13% *, 9/8/2008	50,000,000	49,887,583
2.368% **, 4/7/2009	100,000,000	99,985,312
2.46% *, 9/17/2008	280,000,000	279,100,733
2.5% *, 9/12/2008	40,000,000	39,883,333
2.6% *, 11/4/2008	100,000,000	99,313,889
2.639% **, 12/26/2008	100,000,000	100,070,005
Federal National Mortgage Association:
2.1% *, 12/15/2008	50,000,000	49,603,333
2.35% *, 9/4/2008	100,000,000	99,778,056
2.47% *, 11/12/2008	30,000,000	29,787,992
2.5% *, 12/3/2008	22,000,000	21,810,556
2.575% *, 11/26/2008	50,000,000	49,581,563
2.8% *, 1/14/2009	42,000,000	41,457,733

Total Agencies Not Backed by the Full Faith and Credit of the US Government (Cost $3,634,924,250)		3,634,924,250
Repurchase Agreements 37.9%
Banc of America Securities LLC, 2.18%, dated 7/31/2008, to be repurchased at $200,612,147 on 8/1/2008 (a)	200,600,000	200,600,000
BNP Paribas, 2.19%, dated 7/31/2008, to be repurchased at $800,048,667 on 8/1/2008 (b)	800,000,000	800,000,000
Credit Suisse Securities (USA) LLC, 2.2%, dated 7/31/2008, to be repurchased at $275,668,350 on 8/1/2008 (c)	275,651,505	275,651,505
JPMorgan Securities, Inc., 2.18%, dated 7/31/2008, to be repurchased at $146,038,954 on 8/1/2008 (d)	146,030,111	146,030,111
Merrill Lynch Government Securities, Inc., 2.2%, dated 7/31/2008, to be repurchased at $800,048,889 on 8/1/2008 (e)	800,000,000	800,000,000

Total Repurchase Agreements (Cost $2,222,281,616)		2,222,281,616

			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $5,857,205,866) †		99.9		5,857,205,866
Other Assets and Liabilities, Net		0.1		3,106,677

Net Assets		100.0		5,860,312,543

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*			Annualized yield at time of purchase; not a coupon rate.
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2008.

†			The cost for federal income tax purposes was $5,857,205,866.
(a)			Collateralized by $215,055,828 Federal Home Loan Mortgage Corp., 5.0%, maturing on 3/1/2038 with a value of $204,612,000.
(b)			Collateralized by $815,384,000 Federal Home Loan Bank, with various coupon rates from Zero Coupon-2.58%, with various maturities of 9/30/2008-5/8/2009 with a value of $816,004,349.
(c)			Collateralized by $279,529,251 Federal National Mortgage Association, with various coupon rates from 3.99%-7.5%, with various maturities of 10/1/2011-8/1/2046 with a value of $281,166,191.
(d)			Collateralized by $147,616,907 Federal National Mortgage Association, 6.0%, with various maturities of 11/1/2036-10/1/2037 with a value of $148,952,107.
(e)			Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
789,558,492	Federal Home Loan Mortgage Corp.	5.0-20.962	6/15/2030-1/1/2038	767,074,522
213,103,484	Federal Home Loan Mortgage Corp. – Interest Only	4.693-6.0	4/15/2025-5/15/2036	23,864,862
22,003,905	Federal National Mortgage Association	2.741-9.078	7/25/2023-6/25/2035	20,410,591
58,215,478	Federal National Mortgage Association – Interest Only	4.039	6/25/2023	4,652,494
Total Collateral Value				816,002,469

Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

The following is a summary of the inputs used as of July 31, 2008 in valuing the Portfolio’s assets carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and accordingly, the inputs used to determine fair value are not quoted prices in an active market.

Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices	$ -
Level 2 - Other Significant	5,857,205,866
Observable Inputs
Level 3 - Significant	-
Unobservable Inputs
Total	$ 5,857,205,866

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. Securities in the Fund are included in Level 2 since the securities are valued utilizing the amortized cost method permitted in accordance with Rule 2A-7 under the 1940 Act. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Government & Agency Securities Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Government & Agency Securities Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        September 16, 2008